Related Party Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Minimum threshold for payment of performance fee to manager (in dollars per share)	$ 25.60
Percentage of performance fee payable on gross cash available for distribution	20.00%
Other current liabilities	$ 4,289	$ 2,468